UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-8349

Name of Fund: BlackRock MuniHoldings Florida Insured Fund

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, BlackRock MuniHoldings Florida Insured Fund, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 08/31/2007

Date of reporting period: 09/01/06 - 11/30/06

Item 1 - Schedule of Investments

BlackRock MuniHoldings Florida Insured Fund
Schedule of Investments as of November 30, 2006                   (in Thousands)

                      Face
                    Amount  Municipal Bonds                                                                                 Value
-----------------------------------------------------------------------------------------------------------------------------------
District of       $  2,050  Metropolitan Washington Airports Authority, D.C., Airport System Revenue Bonds, AMT,
Columbia - 0.4%             Series A, 5.25% due 10/01/2032 (h)                                                            $   2,180
-----------------------------------------------------------------------------------------------------------------------------------
Florida - 146.5%     6,600  Alachua County, Florida, School Board, COP, 5.25% due 7/01/2029 (b)                               7,144
                  -----------------------------------------------------------------------------------------------------------------
                     3,490  Bay County, Florida, Sales Tax Revenue Bonds, 5% due 9/01/2025 (b)                                3,784
                  -----------------------------------------------------------------------------------------------------------------
                     3,665  Bay County, Florida, Sales Tax Revenue Bonds, 5% due 9/01/2026 (b)                                3,968
                  -----------------------------------------------------------------------------------------------------------------
                     4,190  Beacon Tradeport Community Development District, Florida, Special Assessment Revenue
                            Refunding Bonds (Commercial Project), Series A, 5.625% due 5/01/2032 (k)                          4,591
                  -----------------------------------------------------------------------------------------------------------------
                     8,000  Broward County, Florida, Educational Facilities Authority Revenue Bonds (Nova
                            Southeastern University), 5% due 4/01/2031 (n)                                                    8,515
                  -----------------------------------------------------------------------------------------------------------------
                     3,000  Cape Coral, Florida, Special Obligation Revenue Bonds, 5% due 10/01/2030 (a)                      3,234
                  -----------------------------------------------------------------------------------------------------------------
                     4,190  Cape Coral, Florida, Special Obligation Revenue Bonds, 5% due 10/01/2033 (a)                      4,510
                  -----------------------------------------------------------------------------------------------------------------
                       440  Clay County, Florida, HFA, S/F Mortgage Revenue Bonds, AMT, 6.55% due 3/01/2028 (d)(i)              450
                  -----------------------------------------------------------------------------------------------------------------
                     1,320  Clay County, Florida, School Board, COP (Master Lease Program), 5.75% due 7/01/2010 (a)(j)        1,427
                  -----------------------------------------------------------------------------------------------------------------
                       900  Collier County, Florida, IDA, IDR, Refunding (Southern States Utilities), AMT,
                            6.50% due 10/01/2025                                                                                920
                  -----------------------------------------------------------------------------------------------------------------
                    20,575  Dade County, Florida, Water and Sewer System Revenue Bonds, 5.25% due 10/01/2021 (h)             21,046
                  -----------------------------------------------------------------------------------------------------------------
                    21,640  Dade County, Florida, Water and Sewer System Revenue Bonds, 5.25% due 10/01/2026 (h)             22,103
                  -----------------------------------------------------------------------------------------------------------------
                     2,000  Deltona, Florida, Transportation Capital Improvement Revenue Bonds, 5.125%
                            due 10/01/2026 (a)                                                                                2,181
                  -----------------------------------------------------------------------------------------------------------------
                     1,130  Emerald Coast, Florida, Utilities Authority, System Revenue Bonds, 5.25% due 1/01/2026 (h)        1,242
                  -----------------------------------------------------------------------------------------------------------------
                     1,560  Emerald Coast, Florida, Utilities Authority, System Revenue Bonds, 5.25% due 1/01/2036 (h)        1,711
                  -----------------------------------------------------------------------------------------------------------------
                     1,515  Emerald Coast, Florida, Utilities Authority, System Revenue Refunding Bonds,
                            5% due 1/01/2023 (h)                                                                              1,638
                  -----------------------------------------------------------------------------------------------------------------
                       105  Escambia County, Florida, HFA, S/F Mortgage Revenue Refunding Bonds (Multi-County Program),
                            AMT, Series A, 6.30% due 10/01/2020 (a)(i)                                                          106
                  -----------------------------------------------------------------------------------------------------------------
                       390  Escambia County, Florida, HFA, S/F Mortgage Revenue Refunding Bonds (Multi-County Program),
                            AMT, Series A, 6.375% due 10/01/2026 (a)(i)                                                         394
                  -----------------------------------------------------------------------------------------------------------------
                     1,835  Flagler County, Florida, Capital Improvement Revenue Bonds, 5% due 10/01/2035 (a)                 1,964
                  -----------------------------------------------------------------------------------------------------------------
                     1,615  Florida HFA, Homeowner Mortgage Revenue Refunding Bonds, AMT, Series 2, 5.75%
                            due 7/01/2014 (a)                                                                                 1,631
                  -----------------------------------------------------------------------------------------------------------------
                    12,535  Florida HFA, Homeowner Mortgage Revenue Refunding Bonds, AMT, Series 2, 5.90%
                            due 7/01/2029 (a)                                                                                12,672
                  -----------------------------------------------------------------------------------------------------------------
                       815  Florida Housing Finance Corporation, Homeowner Mortgage Revenue Refunding Bonds, AMT,
                            Series 4, 6.25% due 7/01/2022 (c)                                                                   834
                  -----------------------------------------------------------------------------------------------------------------

Portfolio Abbreviations

To simplify the listings of BlackRock MuniHoldings Florida Insured Fund's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT  Alternative Minimum Tax (subject to)
COP  Certificates of Participation
GO   General Obligation Bonds
HFA  Housing Finance Agency
IDA  Industrial Development Authority
IDR  Industrial Development Revenue Bonds
M/F  Multi-Family
S/F  Single-Family

BlackRock MuniHoldings Florida Insured Fund
Schedule of Investments as of November 30, 2006                   (in Thousands)

                      Face
                    Amount  Municipal Bonds                                                                                 Value
-----------------------------------------------------------------------------------------------------------------------------------
                  $  2,055  Florida Housing Finance Corporation, Housing Revenue Bonds (Waverly Apartments), AMT,
                            Series C-1, 6.30% due 7/01/2030 (c)                                                           $   2,201
                  -----------------------------------------------------------------------------------------------------------------
                     1,285  Florida Municipal Loan Council Revenue Bonds, Series B, 5.375% due 11/01/2025 (a)                 1,372
                  -----------------------------------------------------------------------------------------------------------------
                     4,150  Florida Municipal Loan Council Revenue Bonds, Series B, 5.375% due 11/01/2030 (a)                 4,423
                  -----------------------------------------------------------------------------------------------------------------
                     3,750  Florida State Board of Education, Capital Outlay, GO, Public Education, Refunding,
                            Series D, 5.75% due 6/01/2022 (c)                                                                 4,055
                  -----------------------------------------------------------------------------------------------------------------
                     1,000  Florida State Board of Education, Capital Outlay, GO, Public Education, Series C,
                            5.75% due 6/01/2010 (h)(j)                                                                        1,081
                  -----------------------------------------------------------------------------------------------------------------
                     2,200  Florida State Board of Regents, Housing Revenue Bonds (University of Central Florida),
                            5.25% due 10/01/2026 (h)                                                                          2,334
                  -----------------------------------------------------------------------------------------------------------------
                     7,165  Florida State Board of Regents, University Systems Improvement Revenue Bonds, 5.25%
                            due 7/01/2007 (a)(j)                                                                              7,307
                  -----------------------------------------------------------------------------------------------------------------
                     3,505  Florida State Department of General Services, Division Facilities Management Revenue Bonds
                            (Florida Facilities Pool), Series A, 6% due 9/01/2010 (b)(j)                                      3,837
                  -----------------------------------------------------------------------------------------------------------------
                     2,350  Florida State Governmental Utility Authority, Utility Revenue Bonds (Citrus Utility
                            System), 5.125% due 10/01/2033 (b)                                                                2,510
                  -----------------------------------------------------------------------------------------------------------------
                     2,900  Florida State Governmental Utility Authority, Utility Revenue Bonds (Lehigh Utility
                            System), 5.125% due 10/01/2033 (b)                                                                3,097
                  -----------------------------------------------------------------------------------------------------------------
                     8,805  Fort Myers, Florida, Utility System Revenue Refunding Bonds, 5% due 10/01/2031 (a)                9,515
                  -----------------------------------------------------------------------------------------------------------------
                    16,000  Hernando County, Florida, School Board, COP, 5% due 7/01/2030 (a)                                17,158
                  -----------------------------------------------------------------------------------------------------------------
                     7,135  Highlands County, Florida, Health Facilities Authority, Hospital Revenue Bonds (Adventist
                            Health System), Series A, 6% due 11/15/2011 (j)                                                   7,962
                  -----------------------------------------------------------------------------------------------------------------
                     7,285  Highlands County, Florida, Health Facilities Authority, Hospital Revenue Bonds (Adventist
                            Health System), Series C, 5.25% due 11/15/2036                                                    7,835
                  -----------------------------------------------------------------------------------------------------------------
                     6,600  Hillsborough County, Florida, School Board, COP, 5.375% due 7/01/2009 (a)(j)                      6,903
                  -----------------------------------------------------------------------------------------------------------------
                    33,400  Hillsborough County, Florida, School Board, COP, 6% due 7/01/2009 (a)(j)                         35,752
                  -----------------------------------------------------------------------------------------------------------------
                     1,300  Indian River County, Florida, Water and Sewer Revenue Refunding Bonds, Series A, 5.25%
                            due 9/01/2018 (h)                                                                                 1,360
                  -----------------------------------------------------------------------------------------------------------------
                     1,800  Jacksonville, Florida, Economic Development Commission, Health Care Facilities Revenue
                            Bonds (Mayo Clinic-Jacksonville), Series A, 5.50% due 11/15/2036 (a)                              1,953
                  -----------------------------------------------------------------------------------------------------------------
                     7,305  Jacksonville, Florida, Guaranteed Entitlement Revenue Refunding and Improvement Bonds,
                            5.25% due 10/01/2032 (h)                                                                          7,835
                  -----------------------------------------------------------------------------------------------------------------
                     1,870  Jacksonville, Florida, Port Authority, Seaport Revenue Bonds, AMT, 5.625% due 11/01/2026 (a)      1,989
                  -----------------------------------------------------------------------------------------------------------------
                     2,000  Jacksonville, Florida, Sales Tax Revenue Bonds, 5.50% due 10/01/2016 (b)                          2,166
                  -----------------------------------------------------------------------------------------------------------------
                     3,800  Jacksonville, Florida, Sales Tax Revenue Bonds, 5.50% due 10/01/2018 (b)                          4,105
                  -----------------------------------------------------------------------------------------------------------------
                    11,400  Jacksonville, Florida, Sales Tax Revenue Bonds, 5% due 10/01/2027 (a)                            12,131
                  -----------------------------------------------------------------------------------------------------------------
                     1,500  Jacksonville, Florida, Water and Sewer Revenue Bonds (United Water Florida Project), AMT,
                            6.35% due 8/01/2025 (b)                                                                           1,518
                  -----------------------------------------------------------------------------------------------------------------
                     5,000  Lake County, Florida, School Board, COP, Series A, 5% due 6/01/2030 (b)                           5,324
                  -----------------------------------------------------------------------------------------------------------------
                     4,225  Lee County, Florida, Capital Revenue Bonds, 5.25% due 10/01/2023 (b)                              4,588
                  -----------------------------------------------------------------------------------------------------------------
                        85  Lee County, Florida, HFA, S/F Mortgage Revenue Bonds (Multi-County Program), AMT,
                            Series A-1, 7.20% due 3/01/2033 (d)(g)                                                               86
                  -----------------------------------------------------------------------------------------------------------------
                       410  Lee County, Florida, HFA, S/F Mortgage Revenue Refunding Bonds, AMT, Series A-2,
                            6.30% due 3/01/2029 (d)(e)(g)                                                                       414
                  -----------------------------------------------------------------------------------------------------------------
                     7,375  Lee County, Florida, School Board, COP, Series A, 5% due 8/01/2025 (c)                            7,943
                  -----------------------------------------------------------------------------------------------------------------
                     1,605  Leesburg, Florida, Capital Improvement Revenue Bonds, 5.25% due 10/01/2027 (h)                    1,753
                  -----------------------------------------------------------------------------------------------------------------
                     3,425  Leesburg, Florida, Capital Improvement Revenue Bonds, 5.25% due 10/01/2034 (h)                    3,728
                  -----------------------------------------------------------------------------------------------------------------

BlackRock MuniHoldings Florida Insured Fund
Schedule of Investments as of November 30, 2006                   (in Thousands)

                      Face
                    Amount  Municipal Bonds                                                                                 Value
-----------------------------------------------------------------------------------------------------------------------------------
                  $    435  Manatee County, Florida, HFA, S/F Mortgage Revenue Refunding Bonds, AMT, Sub-Series 1,
                            6.25% due 11/01/2028 (d)                                                                      $     439
                  -----------------------------------------------------------------------------------------------------------------
                     3,675  Marco Island, Florida, Utility System Revenue Bonds, 5% due 10/01/2033 (a)                        3,895
                  -----------------------------------------------------------------------------------------------------------------
                     5,990  Martin County, Florida, Utilities System Revenue Bonds, 5.125% due 10/01/2033 (b)                 6,397
                  -----------------------------------------------------------------------------------------------------------------
                     1,630  Miami Beach, Florida, Stormwater Revenue Bonds, 5.75% due 9/01/2016 (h)                           1,765
                  -----------------------------------------------------------------------------------------------------------------
                     1,000  Miami Beach, Florida, Stormwater Revenue Bonds, 5.25% due 9/01/2020 (h)                           1,064
                  -----------------------------------------------------------------------------------------------------------------
                     4,400  Miami Beach, Florida, Stormwater Revenue Bonds, 5.25% due 9/01/2025 (h)                           4,664
                  -----------------------------------------------------------------------------------------------------------------
                     1,910  Miami Beach, Florida, Stormwater Revenue Bonds, 5.375% due 9/01/2030 (h)                          2,031
                  -----------------------------------------------------------------------------------------------------------------
                     2,690  Miami Beach, Florida, Water and Sewer Revenue Bonds, 5.625% due 9/01/2018 (b)                     2,900
                  -----------------------------------------------------------------------------------------------------------------
                    10,600  Miami Beach, Florida, Water and Sewer Revenue Bonds, 5.75% due 9/01/2025 (b)                     11,450
                  -----------------------------------------------------------------------------------------------------------------
                     4,250  Miami-Dade County, Florida, Aviation Revenue Bonds, AMT, Series A, 5% due 10/01/2033 (c)          4,433
                  -----------------------------------------------------------------------------------------------------------------
                     7,345  Miami-Dade County, Florida, Aviation Revenue Bonds, AMT, Series A, 5.125% due 10/01/2035 (c)      7,716
                  -----------------------------------------------------------------------------------------------------------------
                     6,000  Miami-Dade County, Florida, Aviation Revenue Bonds (Miami International Airport), AMT,
                            Series A, 6% due 10/01/2024 (h)                                                                   6,516
                  -----------------------------------------------------------------------------------------------------------------
                    10,000  Miami-Dade County, Florida, Aviation Revenue Bonds (Miami International Airport), AMT,
                            Series A, 6% due 10/01/2029 (h)                                                                  10,838
                  -----------------------------------------------------------------------------------------------------------------
                     1,000  Miami-Dade County, Florida, Educational Facilities Authority Revenue Bonds (University of
                            Miami), Series A, 5.50% due 4/01/2019 (b)                                                         1,067
                  -----------------------------------------------------------------------------------------------------------------
                    19,425  Miami-Dade County, Florida, Educational Facilities Authority Revenue Bonds (University of
                            Miami), Series A, 6% due 4/01/2023 (b)                                                           21,011
                  -----------------------------------------------------------------------------------------------------------------
                     5,000  Miami-Dade County, Florida, Educational Facilities Authority Revenue Bonds (University of
                            Miami), Series A, 5.75% due 4/01/2029 (b)                                                         5,365
                  -----------------------------------------------------------------------------------------------------------------
                     8,995  Miami-Dade County, Florida, Expressway Authority, Toll System Revenue Bonds, Series B,
                            5.25% due 7/01/2027 (h)                                                                           9,792
                  -----------------------------------------------------------------------------------------------------------------
                    12,640  Miami-Dade County, Florida, Expressway Authority, Toll System Revenue Bonds, Series B,
                            5% due 7/01/2033 (h)                                                                             13,434
                  -----------------------------------------------------------------------------------------------------------------
                    12,250  Miami-Dade County, Florida, Expressway Authority, Toll System Revenue Refunding Bonds,
                            5.125% due 7/01/2025 (h)                                                                         13,025
                  -----------------------------------------------------------------------------------------------------------------
                     6,705  Miami-Dade County, Florida, GO (Parks Program), 6% due 11/01/2024 (h)                             7,196
                  -----------------------------------------------------------------------------------------------------------------
                     2,185  Miami-Dade County, Florida, HFA, M/F Mortgage Revenue Bonds (Marbrisa Apartments Project),
                            AMT, Series 2A, 6% due 8/01/2026 (c)                                                              2,323
                  -----------------------------------------------------------------------------------------------------------------
                     5,100  Miami-Dade County, Florida, IDA, IDR (Airis Miami II LLC Project), AMT,
                            6% due 10/15/2019 (b)                                                                             5,451
                  -----------------------------------------------------------------------------------------------------------------
                     3,280  Miami-Dade County, Florida, IDA, IDR (BAC Funding Corporation Project), Series A, 5.25%
                            due 10/01/2020 (b)                                                                                3,522
                  -----------------------------------------------------------------------------------------------------------------
                     2,945  Miami-Dade County, Florida, Solid Waste System Revenue Bonds, 5.50% due 10/01/2015 (c)            3,187
                  -----------------------------------------------------------------------------------------------------------------
                     3,105  Miami-Dade County, Florida, Solid Waste System Revenue Bonds, 5.50% due 10/01/2016 (c)            3,356
                  -----------------------------------------------------------------------------------------------------------------
                     8,800  Miami-Dade County, Florida, Solid Waste System Revenue Bonds, 5.25% due 10/01/2030 (a)            9,667
                  -----------------------------------------------------------------------------------------------------------------
                     1,035  Nassau County, Florida, Public Improvement Revenue Refunding Bonds, 5.75% due 5/01/2016 (a)       1,125
                  -----------------------------------------------------------------------------------------------------------------
                     1,095  Nassau County, Florida, Public Improvement Revenue Refunding Bonds, 5.75% due 5/01/2017 (a)       1,188
                  -----------------------------------------------------------------------------------------------------------------
                     1,155  Nassau County, Florida, Public Improvement Revenue Refunding Bonds, 5.75% due 5/01/2018 (a)       1,252
                  -----------------------------------------------------------------------------------------------------------------
                     1,225  Nassau County, Florida, Public Improvement Revenue Refunding Bonds, 5.75% due 5/01/2019 (a)       1,328
                  -----------------------------------------------------------------------------------------------------------------
                     5,175  Nassau County, Florida, Water and Sewer System Revenue Bonds, 5.125% due 9/01/2033 (a)            5,523
                  -----------------------------------------------------------------------------------------------------------------

BlackRock MuniHoldings Florida Insured Fund
Schedule of Investments as of November 30, 2006                   (in Thousands)

                      Face
                    Amount  Municipal Bonds                                                                                 Value
-----------------------------------------------------------------------------------------------------------------------------------
                  $    795  Orange County, Florida, HFA, S/F Mortgage Revenue Bonds, AMT, 6.85% due 10/01/2027 (d)(g)     $     796
                  -----------------------------------------------------------------------------------------------------------------
                     2,900  Orange County, Florida, Health Facilities Authority, Hospital Revenue Bonds (Adventist
                            Health System), 6.25% due 11/15/2024                                                              3,254
                  -----------------------------------------------------------------------------------------------------------------
                     9,220  Orange County, Florida, Health Facilities Authority, Hospital Revenue Bonds (Orlando
                            Regional Healthcare), 6% due 12/01/2012 (j)                                                      10,373
                  -----------------------------------------------------------------------------------------------------------------
                     5,000  Orange County, Florida, Health Facilities Authority, Hospital Revenue Bonds (Orlando
                            Regional Healthcare), Series A, 6.25% due 10/01/2018 (a)                                          6,079
                  -----------------------------------------------------------------------------------------------------------------
                     1,300  Orange County, Florida, School Board COP, 5.50% due 8/01/2025 (b)                                 1,377
                  -----------------------------------------------------------------------------------------------------------------
                    31,745  Orange County, Florida, Tourist Development, Tax Revenue Bonds, 5.75% due 10/01/2009 (b)(j)      33,656
                  -----------------------------------------------------------------------------------------------------------------
                     3,300  Orange County, Florida, Tourist Development, Tax Revenue Refunding Bonds, 5%
                            due 10/01/2031 (b)                                                                                3,538
                  -----------------------------------------------------------------------------------------------------------------
                     3,250  Orlando and Orange County, Florida, Expressway Authority Revenue Bonds, Series B, 5%
                            due 7/01/2030 (b)                                                                                 3,452
                  -----------------------------------------------------------------------------------------------------------------
                    37,550  Orlando and Orange County, Florida, Expressway Authority Revenue Bonds, Series B, 5%
                            due 7/01/2035 (b)                                                                                39,883
                  -----------------------------------------------------------------------------------------------------------------
                     3,155  Osceola County, Florida, Infrastructure Sales Surplus Tax Revenue Bonds, 5.375%
                            due 10/01/2018 (b)                                                                                3,432
                  -----------------------------------------------------------------------------------------------------------------
                     7,680  Osceola County, Florida, Infrastructure Sales Surplus Tax Revenue Bonds, 5.25%
                            due 10/01/2025 (b)                                                                                8,237
                  -----------------------------------------------------------------------------------------------------------------
                     2,065  Osceola County, Florida, Sales Tax Revenue Bonds, 5.625% due 6/01/2016 (h)                        2,254
                  -----------------------------------------------------------------------------------------------------------------
                     1,605  Osceola County, Florida, Sales Tax Revenue Bonds, 5.625% due 6/01/2017 (h)                        1,749
                  -----------------------------------------------------------------------------------------------------------------
                     1,075  Osceola County, Florida, Sales Tax Revenue Bonds, 5.625% due 6/01/2018 (h)                        1,171
                  -----------------------------------------------------------------------------------------------------------------
                     4,240  Osceola County, Florida, School Board, COP, Series A, 5.25% due 6/01/2027 (b)                     4,549
                  -----------------------------------------------------------------------------------------------------------------
                     5,560  Osceola County, Florida, Tourist Development Tax Revenue Bonds, Series A, 5.50%
                            due 10/01/2027 (h)                                                                                6,029
                  -----------------------------------------------------------------------------------------------------------------
                     4,605  Palm Beach County, Florida, GO (Liquidated Acquisition Program), Series B, 5.75%
                            due 8/01/2009 (a)(j)                                                                              4,909
                  -----------------------------------------------------------------------------------------------------------------
                     5,330  Palm Beach County, Florida, GO (Liquidated Acquisition Program), Series B, 5.75%
                            due 8/01/2009 (a)(j)                                                                              5,681
                  -----------------------------------------------------------------------------------------------------------------
                     6,115  Palm Beach County, Florida, School Board COP, Refunding, Series B, 5.375% due 8/01/2017 (b)       6,605
                  -----------------------------------------------------------------------------------------------------------------
                     5,070  Palm Beach County, Florida, School Board COP, Series A, 6% due 8/01/2010 (h)(j)                   5,531
                  -----------------------------------------------------------------------------------------------------------------
                    13,205  Palm Beach County, Florida, School Board COP, Series A, 6.25% due 8/01/2010 (h)(j)               14,513
                  -----------------------------------------------------------------------------------------------------------------
                    13,500  Palm Beach County, Florida, School Board COP, Series A, 5% due 8/01/2031 (c)                     14,517
                  -----------------------------------------------------------------------------------------------------------------
                     4,000  Palm Coast, Florida, Utility System Revenue Bonds, 5% due 10/01/2027 (a)                          4,235
                  -----------------------------------------------------------------------------------------------------------------
                     3,000  Panama City, Florida, Water and Sewer Revenue Bonds, Series B, 5.25% due 10/01/2022 (a)           3,271
                  -----------------------------------------------------------------------------------------------------------------
                     2,070  Pembroke Pines, Florida, Public Improvement Revenue Bonds, Series A, 5% due 10/01/2034 (b)        2,205
                  -----------------------------------------------------------------------------------------------------------------
                     4,940  Polk County, Florida, Public Facilities Revenue Bonds, 5% due 12/01/2033 (a)                      5,299
                  -----------------------------------------------------------------------------------------------------------------
                     9,885  Polk County, Florida, School Board COP, Master Lease, Series A, 5.50% due 1/01/2025 (c)          10,623
                  -----------------------------------------------------------------------------------------------------------------
                     1,280  Port St. Lucie, Florida, Utility Revenue Bonds, 5.25% due 9/01/2026 (a)                           1,404
                  -----------------------------------------------------------------------------------------------------------------
                     1,345  Port St. Lucie, Florida, Utility Revenue Bonds, 5.25% due 9/01/2027 (a)                           1,468
                  -----------------------------------------------------------------------------------------------------------------
                     5,000  Port St. Lucie, Florida, Utility System Revenue Refunding Bonds, Series A, 5%
                            due 9/01/2028 (a)                                                                                 5,396
                  -----------------------------------------------------------------------------------------------------------------
                     5,335  Port St. Lucie, Florida, Utility System Revenue Refunding Bonds, Series A, 5%
                            due 9/01/2029 (a)                                                                                 5,757
                  -----------------------------------------------------------------------------------------------------------------
                     1,275  Saint Johns County, Florida, IDA, IDR, Refunding (Professional Golf Project), 5.50%
                            due 9/01/2015 (a)                                                                                 1,389
                  -----------------------------------------------------------------------------------------------------------------
                     1,345  Saint Johns County, Florida, IDA, IDR, Refunding (Professional Golf Project), 5.50%
                            due 9/01/2016 (a)                                                                                 1,463
                  -----------------------------------------------------------------------------------------------------------------
                     1,420  Saint Johns County, Florida, IDA, IDR, Refunding (Professional Golf Project), 5.50%
                            due 9/01/2017 (a)                                                                                 1,539
                  -----------------------------------------------------------------------------------------------------------------
                     1,500  Saint Johns County, Florida, IDA, IDR, Refunding (Professional Golf Project), 5.50%
                            due 9/01/2018 (a)                                                                                 1,624
                  -----------------------------------------------------------------------------------------------------------------
                     2,945  Saint Johns County, Florida, Ponte Vedra Utility System Revenue Bonds, 5% due 10/01/2030 (c)      3,160
                  -----------------------------------------------------------------------------------------------------------------

BlackRock MuniHoldings Florida Insured Fund
Schedule of Investments as of November 30, 2006                   (in Thousands)

                      Face
                    Amount  Municipal Bonds                                                                                 Value
-----------------------------------------------------------------------------------------------------------------------------------
                  $  4,980  Saint Johns County, Florida, Ponte Vedra Utility System Revenue Bonds, 5% due 10/01/2035 (c)  $   5,329
                  -----------------------------------------------------------------------------------------------------------------
                     1,375  Saint Johns County, Florida, Sales Tax Revenue Bonds, Series A, 5.25% due 10/01/2028 (b)          1,496
                  -----------------------------------------------------------------------------------------------------------------
                     1,355  Saint Johns County, Florida, Sales Tax Revenue Bonds, Series A, 5.25% due 10/01/2031 (b)          1,473
                  -----------------------------------------------------------------------------------------------------------------
                     2,000  Saint Johns County, Florida, Sales Tax Revenue Bonds, Series A, 5.25% due 10/01/2034 (b)          2,171
                  -----------------------------------------------------------------------------------------------------------------
                     1,430  Saint Johns County, Florida, Sales Tax Revenue Bonds, Series B, 5.25% due 10/01/2027 (b)          1,558
                  -----------------------------------------------------------------------------------------------------------------
                       840  Saint Johns County, Florida, Sales Tax Revenue Bonds, Series B, 5.25% due 10/01/2032 (b)            913
                  -----------------------------------------------------------------------------------------------------------------
                     3,500  Saint Johns County, Florida, Transportation Improvement Revenue Bonds, 5.125%
                            due 10/01/2032 (b)                                                                                3,738
                  -----------------------------------------------------------------------------------------------------------------
                     4,055  Saint Lucie County, Florida, School Board, COP, 6.25% due 7/01/2010 (c)(j)                        4,458
                  -----------------------------------------------------------------------------------------------------------------
                     1,495  Saint Lucie County, Florida, School Board COP, Refunding, Series A, 5.50% due 7/01/2018 (c)       1,616
                  -----------------------------------------------------------------------------------------------------------------
                     1,170  Saint Lucie County, Florida, School Board COP, Refunding, Series C, 5.50% due 7/01/2018 (c)       1,264
                  -----------------------------------------------------------------------------------------------------------------
                     1,720  Saint Lucie, Florida, West Services District, Utility Revenue Bonds, 5.25%
                            due 10/01/2034 (a)                                                                                1,885
                  -----------------------------------------------------------------------------------------------------------------
                     4,750  Saint Lucie, Florida, West Services District, Utility Revenue Bonds, 5% due 10/01/2038 (a)        5,079
                  -----------------------------------------------------------------------------------------------------------------
                     3,250  Saint Lucie, Florida, West Services District, Utility Revenue Refunding Bonds, Senior Lien,
                            6% due 10/01/2022 (a)                                                                             3,576
                  -----------------------------------------------------------------------------------------------------------------
                     3,450  South Florida Water Management District, COP, 5% due 10/01/2031 (b)                               3,714
                  -----------------------------------------------------------------------------------------------------------------
                     6,615  South Florida Water Management District, COP, 5% due 10/01/2036 (b)                               7,104
                  -----------------------------------------------------------------------------------------------------------------
                     1,750  South Lake County, Florida, Hospital District Revenue Bonds (South Lake Hospital Inc.),
                            5.80% due 10/01/2034                                                                              1,835
                  -----------------------------------------------------------------------------------------------------------------
                     2,250  Sunrise, Florida, Utility System Revenue Refunding Bonds, 5.20% due 10/01/2022 (b)                2,549
                  -----------------------------------------------------------------------------------------------------------------
                     2,430  Sunrise Lakes, Florida, Phase 4 Recreation District, Refunding Bonds, GO, 5.25%
                            due 8/01/2024 (b)                                                                                 2,478
                  -----------------------------------------------------------------------------------------------------------------
                     2,800  Tallahassee, Florida, Lease Revenue Bonds (Florida State University Project), Series A,
                            5.25% due 8/01/2023 (a)                                                                           2,946
                  -----------------------------------------------------------------------------------------------------------------
                     1,000  Tallahassee, Florida, Lease Revenue Bonds (Florida State University Project), Series A,
                            5.375% due 8/01/2026 (a)                                                                          1,062
                  -----------------------------------------------------------------------------------------------------------------
                    30,335  Tampa Bay, Florida, Water Utility System Revenue Bonds, 6% due 10/01/2011 (h)(j)                 33,609
                  -----------------------------------------------------------------------------------------------------------------
                    14,750  Tampa, Florida, Sports Authority Revenue Bonds (Local Option Sales Tax - Stadium Project),
                            5.25% due 1/01/2007 (a)(j)                                                                       14,918
                  -----------------------------------------------------------------------------------------------------------------
                     3,835  Taylor County, Florida, Sales Tax Revenue Bonds, 6% due 10/01/2010 (h)(j)                         4,172
                  -----------------------------------------------------------------------------------------------------------------
                     8,935  University of Central Florida (UCF) Athletics Association Inc., COP, Series A, 5.25%
                            due 10/01/2034 (h)                                                                                9,694
                  -----------------------------------------------------------------------------------------------------------------
                    10,775  Village Center Community Development District, Florida, Recreational Revenue Bonds,
                            Series A, 5.375% due 11/01/2034 (a)                                                              11,898
                  -----------------------------------------------------------------------------------------------------------------
                     1,750  Village Center Community Development District, Florida, Recreational Revenue Bonds,
                            Series A, 5.125% due 11/01/2036 (a)                                                               1,892
                  -----------------------------------------------------------------------------------------------------------------
                     3,000  Village Center Community Development District, Florida, Utility Revenue Bonds, 5.25%
                            due 10/01/2023 (a)                                                                                3,260
                  -----------------------------------------------------------------------------------------------------------------
                     2,075  Volusia County, Florida, IDA, Student Housing Revenue Bonds (Stetson University Project),
                            Series A, 5% due 6/01/2025 (l)                                                                    2,231
                  -----------------------------------------------------------------------------------------------------------------
                     1,740  Volusia County, Florida, IDA, Student Housing Revenue Bonds (Stetson University Project),
                            Series A, 5% due 6/01/2035 (l)                                                                    1,861
-----------------------------------------------------------------------------------------------------------------------------------
Georgia - 1.8%       9,700  Atlanta, Georgia, Airport Passenger Facility Charge and Subordinate Lien General Revenue
                            Refunding Bonds, Series C, 5% due 1/01/2033 (c)                                                  10,270
-----------------------------------------------------------------------------------------------------------------------------------
Puerto               2,600  Puerto Rico Commonwealth, Public Improvement, GO, Series A, 5.25% due 7/01/2026                   2,839
Rico - 1.0%       -----------------------------------------------------------------------------------------------------------------
                     2,725  Puerto Rico Industrial Tourist, Educational, Medical and Environmental Control Facilities
                            Revenue Bonds (University Plaza Project), Series A, 5.625% due 7/01/2019 (a)                      2,915
-----------------------------------------------------------------------------------------------------------------------------------
                            Total Municipal Bonds (Cost - $793,881) - 149.7%                                                841,621
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock MuniHoldings Florida Insured Fund
Schedule of Investments as of November 30, 2006                   (in Thousands)

                      Face
                    Amount  Municipal Bonds Held in Trust (f)                                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
Florida - 16.7%   $ 28,210  Florida State Board of Education, Lottery Revenue Bonds, Series B, 6.25%
                            due 7/01/2010 (h)(j)                                                                          $  31,011
                  -----------------------------------------------------------------------------------------------------------------
                    28,650  Florida State Turnpike Authority, Turnpike Revenue Bonds (Department of Transportation),
                            Series A, 6.25% due 7/01/2010 (h)(j)                                                             31,495
                  -----------------------------------------------------------------------------------------------------------------
                    19,925  Lee County, Florida, Airport Revenue Bonds, AMT, Series A, 6% due 10/01/2029 (c)                 21,625
                  -----------------------------------------------------------------------------------------------------------------
                     8,795  Santa Rosa County, Florida, School Board, COP, Revenue Refunding Bonds, Series 2,
                            5.25% due 2/01/2031 (h)                                                                           9,640
-----------------------------------------------------------------------------------------------------------------------------------
                            Total Municipal Bonds Held in Trust (Cost - $88,510) - 16.7%                                     93,771
-----------------------------------------------------------------------------------------------------------------------------------

                    Shares
                      Held  Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                    24,080  CMA Florida Municipal Money Fund, 2.96% (m)(o)                                                   24,080
-----------------------------------------------------------------------------------------------------------------------------------
                            Total Short-Term Securities (Cost - $24,080) - 4.3%                                              24,080
-----------------------------------------------------------------------------------------------------------------------------------
                            Total Investments (Cost - $906,471*) - 170.7%                                                   959,472

                            Other Assets Less Liabilities - 2.0%                                                             10,847

                            Liability for Trust Certificates, Including Interest Expense Payable - (8.0%)                   (44,874)

                            Preferred Shares, at Redemption Value - (64.7%)                                                (363,414)
                                                                                                                          ---------
                            Net Assets Applicable to Common Shares - 100.0%                                               $ 562,031
                                                                                                                          =========

* The cost and unrealized appreciation (depreciation) of investments as of November 30, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                                  $ 871,125
                                                                      =========
      Gross unrealized appreciation                                   $  44,169
      Gross unrealized depreciation                                        (174)
                                                                      ---------
      Net unrealized appreciation                                     $  43,995
                                                                      =========

(a)   MBIA Insured.
(b)   AMBAC Insured.
(c)   FSA Insured.
(d)   GNMA Collateralized.
(e)   FHLMC Collateralized.
(f) Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund may have acquired the residual interest certificates. These securities serve as collateral in a financing transaction.
(g)   FNMA Collateralized.
(h)   FGIC Insured.
(i)   FHA Insured.
(j)   Prerefunded.
(k)   Radian Insured.
(l)   CIFG Insured.
(m) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
      Affiliate                               Net Activity       Dividend Income
      --------------------------------------------------------------------------
      CMA Florida Municipal Money Fund           8,410                 $176
      --------------------------------------------------------------------------

BlackRock MuniHoldings Florida Insured Fund
Schedule of Investments as of November 30, 2006                   (in Thousands)

(n)   Assured Guaranty Insured.
(o)   Represents the current yield as of November 30, 2006.

Item 2 - Controls and Procedures

2(a) - The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures, including internal control over financial reporting, within 90 days of this filing. Such principal officers have concluded that as of January 23, 2007 the Registrant's disclosure controls and procedures were effective in design and operation to reasonably ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods, and were sufficient to form the basis of the certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended. Prior to reaching that conclusion, such principal officers had become aware of matters relating to the Registrant's participation in certain inverse floater structures that necessitated adjustments to financial information included in Item 1 of this filing. As a result, management of the Registrant had reevaluated certain disclosure controls and procedures determined not to be effective, as discussed more fully below.

       Management of the Registrant is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. The Registrant's internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with U.S. generally accepted accounting principles. Such internal control includes policies and procedures that provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a registrant's assets that could have a material effect on the financial statements.

       Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

       A control deficiency exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A significant deficiency is a control deficiency, or combination of control deficiencies, that adversely affects the Registrant's ability to initiate, authorize, record, process or report financial data reliably in accordance with generally accepted accounting principles such that there is more than a remote likelihood that a misstatement of the Registrant's annual or interim financial statements that is more than inconsequential will not be prevented or detected. A material weakness is a significant deficiency, or combination of significant deficiencies, that results in more than a remote likelihood that a material misstatement of the annual or interim financial statements will not be prevented or detected.

       The Registrant identified the following control deficiency, that was determined to be a material weakness, as defined above, in the Registrant's internal control over financial reporting at October 31, 2006. The Registrant's controls related to the review and analysis of relevant terms and conditions of transfers of certain assets pertaining to inverse floater structures were not operating effectively to appropriately determine whether the transfers of assets qualified for sale accounting under the provisions of Statement of Financial Accounting Standards No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities" ("SFAS 140"). As a result, these controls did not detect that certain transfers were not appropriately recorded as borrowings. Accordingly, the Registrant's schedule of investments as of and for the period ended October 31, 2006, were restated to appropriately reflect transfers of such securities as secured borrowings. These adjustments had no impact on net assets, net asset value per share or total return.

       Subsequent to October 31, 2006, but prior to the evaluation of the design and operation of the Registrant's disclosure controls and procedures at January 23, 2007, the Registrant's disclosure controls and procedures were modified to enhance the review and analysis of the relevant terms and conditions of transfers of securities in connection with inverse floater structures in light of SFAS 140.

2(b) - There have been no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. However, as discussed above, subsequent to October 31, 2006, the Registrant has enhanced controls related to the application of SFAS 140.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings Florida Insured Fund


By: /s/ Robert C. Doll, Jr.
    -----------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock MuniHoldings Florida Insured Fund

Date: January 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock MuniHoldings Florida Insured Fund

Date: January 23, 2007


By: /s/ Donald C. Burke
    -----------------------------
    Donald C. Burke
    Chief Financial Officer
    BlackRock MuniHoldings Florida Insured Fund

Date: January 23, 2007